UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2015 through June 30, 2015

Commission File Number of issuing entity: 000-20787-07

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor:	Commission File Number of Depositor:	Commission File Number of Depositor:
000-21424-04	333-113579-02	333-113579-01

American Express	American Express	American Express
Receivables Financing	Receivables Financing	Receivables Financing
Corporation II	Corporation III LLC	Corporation IV LLC
(Exact name of depositor	(Exact name of depositor	(Exact name of depositor
as specified in its charter)	as specified in its charter)	as specified in its charter)

13-3854638	20-0942395	20-0942445
(I.R.S. Employer	(I.R.S. Employer	(I.R.S. Employer
Identification Number	Identification Number	Identification Number
of depositor)	of depositor)	of depositor)

American Express	American Express
Centurion Bank	Bank, FSB
(Exact name of sponsor as	(Exact name of sponsor as
specified in its charter)	specified in its charter)

Delaware	Not Applicable
State or other jurisdiction of	(I.R.S. Employer
incorporation or organization of	Identification Number of
the issuing entity	the issuing entity

c/o The Bank of New York Mellon 101 Barclay Street, New York	10286
(Address of the principal executive	(Zip Code)
offices of the issuing entity)

(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending June 30, 2015 and the July 15, 2015 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 15, 2015

American Express Receivables Financing Corporation II, Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	President

American Express Receivables Financing
Corporation III LLC,
Depositor

By:	/s/ Todd N. Boren
Name:	Todd N. Boren
Title:	President

American Express Receivables Financing
Corporation IV LLC,
Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President